Employee Benefits	12 Months Ended
Mar. 31, 2012
Employee Benefits [Abstract]
EMPLOYEE BENEFITS
24.	EMPLOYEE BENEFITS

The Company operates a Mandatory Provident Fund (“MPF”) scheme and an Occupational Retirement Schemes Ordinance (“ORSO”) scheme for all its qualified employees in Hong Kong. Both the MPF and the ORSO schemes are defined contribution programs and are administered by independent fund companies.

MPF is available to all employees aged 18 to 64 and with at least 60 days of service as an employee of the Company in Hong Kong. Under the MPF scheme, both the Company and each of the qualified employee contribute the lower of 5% of the employees’ basic salary and HK$1,000 (approximately US$129), subject to a cap of a monthly basic salary of HK$20,000 (approximately US$2,576). Qualified employees are entitled to 100% of the Company’s contributions together with accrued returns irrespective of their length of service with the Company, but the benefits are required by law to be preserved until the retirement age of 65.

Certain full-time employees in Hong Kong who joined the Company before December 2000 are eligible to participate in the ORSO scheme immediately following the date on which they have completed their probationary period. Under the ORSO scheme, both the Company and each of the eligible employee contribute 5% of the employees’ basic salary.

The costs of these schemes recognized during the fiscal years ended March 31, 2012, 2011 and 2010 were US$61,107, US$72,878 and US$76,321, respectively.

According to the relevant laws and regulations in the PRC, the Company is required to contribute 16.8% of the stipulated employee salary set by the local government of Dongguan to certain retirement benefit schemes to fund the benefits for its employees. No forfeited contributions may be used by the employer to reduce the existing level of contributions. The Company also provides housing, medical care and subsidized meals to all existing factory employees. The aggregate amounts incurred by and provided for the Company for all such benefits were US$2,547,639 and US$986,738 during the fiscal years ended March 31, 2011 and 2010, respectively. However, as a result of the payment of severance in accordance with government rules upon the exit from the Home Appliances segment, the Company recognized a net benefit of US$449,557 during the fiscal year ended March 31, 2012 due to a reversal of social insurance provisions for previous years.